UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22395

PHILADELPHIA INVESTMENT PARTNERS NEW GENERATION FUND

(Exact Name of Registrant as Specified in its Charter)

1233 Haddonfield – Berlin Road, Suite #7
Voorhees, NJ 08043

(Address of Principal Executive Offices)

Peter C. Zeuli
Philadelphia Investment Partners, LLC
1233 Haddonfield – Berlin Road, Suite #7
Voorhees, NJ 08043

(Name and Address of Agent for Service)

Copy to:

Thompson Hine, LLP

312 Walnut Street

14th Floor

Cincinnati, OH 45202

Registrant's telephone number, including area code: (856) 210-6779

Date of fiscal year end: March 31

Date of reporting period: June 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Philadelphia Investment Partners New Generation Fund
	Schedule of Investments
	June 30, 2015 (Unaudited)

Shares		Value

COMMON STOCK - 55.46%

Biotechnology - 4.18%
3,500	Gilead Sciences, Inc.	$ 409,780

Diversified Investments - 5.33%
2,500	The Goldman Sachs Group, Inc. ***	521,975

Major Integrated Oil & Gas - 2.95%
3,000	Chevron Corp. ***	289,410

Personal Computers - 5.12%
4,000	Apple, Inc. ***	501,700

Pharmaceutical Preparations - 5.35%
2,400	Alexion Pharmaceuticals, Inc. (*) (***)	433,848
10,000	Rexahn Pharmaceuticals, Inc. (*) (***)	6,077
25,000	Rosetta Genomics, Ltd. (*) (***)	84,750
		524,675
Property & Casualty Insurance - 4.15%
4,000	Ace, Ltd.	406,720

Retail-Radio, TV & Consumer Electronics Stores - 0.01%
10,000	RS Legacy Corp. (*) (***)	650

Semiconductor-Broad Line - 5.43%
4,000	Avago Technologies, Ltd. ***	531,720

Services-Advertising - 0.08%
1,250	Angie's List, Inc. (*) (***)	7,700

Services-Computer Programming Services - 4.36%
7,000	Cognizant Technologies Solutions Corp. (*) (***)	427,630

Services-Computer Programming, Data Processing, Etc. - 5.10%
925	Google, Inc. Class-A (*) (***)	499,537

Shipping - 8.66%
20,000	DryShips, Inc. (*) (*** )	12,024
51,250	Ship Finance International Ltd. ***	836,400
		848,424
Specialty Eateries - 4.38%
8,000	Starbucks Corp. ***	428,920

Specialty Finance - 0.37%
25,000	Vogogo, Inc. *	36,023

TOTAL FOR COMMON STOCK (Cost $4,809,623) - 55.46%		$ 5,434,864

EXCHANGE TRADED FUNDS - 47.53%
10,000	iShares Currency Hedged MSCI EAFE ETF ***	273,100
20,500	iShares MSCI Germany Index ETF ***	571,540
19,000	iShares MSCI Hong Kong Index ETF ***	428,640
35,000	iShares MSCI Japan Index ETF ***	448,350
6,500	iShares MSCI Mexico Capped ETF ***	371,215
6,500	iShares MSCI South Africa Index ETF ***	425,360
1,750	iShares NASDAQ Biotechnology ETF ***	645,698
35,000	PowerShares DB Oil ETF (*) (***)	511,000
72,500	United States Natural Gas Fund ETF (*) (***)	983,100

TOTAL EXCHANGE TRADED FUNDS (Cost $4,538,301) - 47.53%		4,658,003

REAL ESTATE INVESTMENT TRUSTS - 0.53%
3,000	PennyMac Mortgage Investment Trust	52,290

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $54,265) - 0.53%		52,290

LIMITED PARTNERSHIPS - 4.17%
10,000	Blackstone Group L.P. ***	408,700

TOTAL FOR LIMITED PARTNERSHIPS (Cost $307,309) - 4.17%		408,700

PUT OPTIONS - 2.32% *

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Put
	Apple, Inc.
1,000	July 2015 Put @ $120.00	515

	ACE, Ltd.
2500	August 2015 Put @ $100.00	5000

	Alexion Pharmaceuticals, Inc.
2,000	July 2015 Put @ $150.00	250

	Amazon.com, Inc.
1,000	July 2015 Put @ $410.00	1,985

	Avago Technologies, Ltd.
4,000	July 2015 Put @ $130.00	9,900

	Cognizant Technology Solutions Corp.
4,000	July 2015 Put @ $60.00	3,500

	DryShips, Inc.
125,000	September 2015 Put @ $0.50	6,875

	iShares MSCI Germany ETF
18,000	July 2015 Put @ $26.00	3,600

	iShares MSCI Hong Kong ETF
5,000	September 2015 Put @ $22.00	2,750

	iShares MSCI Mexico Capped
8,000	September 2015 Put @ $50.00	3,240

	iShares MSCI South Africa
8,000	July 2015 Put @ $64.00	6,600

	Gilead Sciences, Inc.
2,500	July 2015 Put @ $110.00	1,587

	Keurig Green Mountain, Inc.
2,000	September 2015 Put @ $105.00	57,850

	Goldman Sachs Group, Inc.
1,000	July 2015 Put @ $175.00	175

	Herbalife, Ltd.
5500	August 2015 Put @ $30.00	1705

	Lumber Liquidators Holdings, Inc.
5,000	July 2015 Put @ $19.00	3,375

	The Manitowoc Co., Inc.
7,500	September 2015 Put @ $18.00	4,125

	Netflix, Inc.
2,000	July 2015 Put @ $585.00	15,200

	PowerShares DB Energy ETF
29,500	July 2015 Put @ $17.00	9,588

	PowerShares DB Oil ETF
50,500	July 2015 Put @ $13.00	7,575

	Ship Finance International, Ltd.
15,000	August 2015 Put @ $15.00	3,375

	SPDR S&P 500
3,500	September 2015 Put @ $210.00	28,403

	Telsa Motors, Inc.
1,500	July 2015 Put @ $262.50	8,362

	Twitter, Inc.
5,000	September 2015 Put @ $28.00	2,125

	Twitter, Inc.
5,000	July 2015 Put @ $30.00	150

	United States Natural Gas
40,000	July 2015 Put @ $12.00	3,600

	United States Oil
17,500	July 2015 Put @ $20.00	10,150

	Vanguard FTSE Europe ETF
8,000	September 2015 Put @ $56.00	26,000

	Total (Premiums Paid $392,713) - 2.32%	227,560

CALL OPTIONS - 2.14% *

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Call
	Amazon.com, Inc.
1,000	July 2015 Call @ $465.00	860

	DryShips, Inc.
275,000	September 2015 Call @ $1.00	8,250

	Herbalife, Ltd.
7,500	August 2015 Call @ $42.50	101,063

	Keurig Green Mountain, Inc.
1,500	September 2015 Call @ $135.00	165

	Lumber Liquidators Holdings, Inc.
5,000	July 2015 Call @ $23.00	2,250

	The Manitowoc Co., Inc.
10,200	September 2015 Call @ $24.00	1,020

	Netflix, Inc.
2,000	July 2015 Call @ $785.00	4,490

	PowerShares DB Energy ETF
27,500	July 2015 Call @ $19.00	6,875

	PowerShares DB Oil ETF
19,500	July 2015 Call @ $15.00	2,925

	PowerShares DB Oil ETF
20,000	July 2015 Call @ $16.00	3,000

	Rosetta Genomics, Ltd.
20,500	July 2015 Call @ $2.50	17,425

	Rosetta Genomics, Ltd.
20,500	July 2015 Call @ $5.00	2,050

	SPDR S&P 500
2,500	September 2015 Call @ $210.00	9,012

	Tesla Motors, Inc.
1,500	July 2015 Call @ $290.00	2,565

	Twitter, Inc.
5,000	September 2015 Call @ $37.00	14,325

	Twitter, Inc.
5,000	July 2015 Call @ $38.00	3,800

	United States Natural Gas
40,000	July 2015 Call @ $15.00	3,400

	United States Oil
37,500	July 2015 Call @ $20.00	16,875

	Vanguard FTSE Europe ETF
8,000	January 2015 Call @ $60.00	9,800

	Total (Premiums Paid $415,657) - 2.14%	210,150

SHORT TERM INVESTMENTS - 19.46%
1,907,062	Invesco Stit Liquid Assets Portfolio Private Class #1915 0.01% ** (Cost $1,907,062)	1,907,062

TOTAL INVESTMENTS (Cost $12,424,931) - 131.62%		$ 12,898,629

LIABILITIES IN EXCESS OF OTHER ASSETS - (31.62%)		(3,098,795)

NET ASSETS - 100.00%		$ 9,799,834

* Represents non-income producing security during the period.
** Variable Rate Security, the coupon rate shown represents the annualized yield that was in effect at June 30, 2015.
*** Securities held as collateral for securities sold short and written options at June 30, 2015.

	Philadelphia Investment Partners New Generation Fund
	Schedule of Sold Short
	June 30, 2015 (Unaudited)

COMMON STOCKS

Motor Vehicles & Passenger Car Bodies
3,000	Tesla Motors, Inc. *	804,780

TOTAL COMMON STOCKS (Cost $679,844)		804,780

EXCHANGE TRADED FUNDS *
5,000	SPDR S&P 500 ETF	1,029,450
22,000	Vanguard MSCI European ETF	1,187,560

TOTAL EXCHANGE TRADED FUNDS (Cost $2,230,620)		2,217,010

* Represents Non-Income Producing Security.

	Philadelphia Investment Partners New Generation Fund
	Schedule of Options Written
	June 30, 2015 (Unaudited)

PUT OPTIONS WRITTEN *

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Put

	ACE, Ltd.
1,000	August 2015 Put @ $95.00	850

	Alexion Pharmaceuticals, Inc.
1,000	July 2015 Put @ $160.00	375

	Amazon.com, Inc.
1,000	July 2015 Put @ $435.00	9,350

	Avago Technologies, Ltd.
3,000	July 2015 Put @ $135.00	14,250

	Cognizant Technology Solutions Corp.
2,000	July 2015 Put @ $55.00	300

	Keurig Green Mountain, Inc.
2,000	September 2015 Put @ $120.00	86,700

	Goldman Sachs Group, Inc.
500	July 2015 Put @ $185.00	160

	Herbalife, Ltd.
7,500	August 2015 Put @ $35.00	3,338

	iShares MSCI Germany ETF
9,000	July 2015 Put @ $28.00	7,425

	iShares MSCI Mexico Capped
4,000	September 2015 Put @ $54.00	4,100

	iShares MSCI South Africa
3,500	July 2015 Put @ $68.00	10,325

	Lumber Liquidators Holdings, Inc.
5,000	July 2015 Put @ $21.00	7,125

	The Manitowoc Co., Inc.
1,200	September 2015 Put @ $19.00	1,080

	The Manitowoc Co., Inc.
7,500	September 2015 Put @ $21.00	14,812

	Netflix, Inc.
2,000	July 2015 Put @ $660.00	67,700

	PowerShares DB Oil ETF
22,500	July 2015 Put @ $14.00	3,375

	Twitter, Inc.
5,000	September 2015 Put @ $32.00	6,500

	Twitter, Inc.
5,000	July 2015 Put @ $36.00	6,100

	United States Natural Gas
22,500	July 2015 Put @ $14.00	16,425

	Total (Premiums Received - $309,000)	$ 260,290

CALL OPTIONS WRITTEN *

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Calls
	Apple, Inc.
1,000	July 2015 Calls @ $135.00	105

	Ace, Ltd.
2,000	August 2015 Calls @ $110.00	500

	Alexion Pharmaceuticals, Inc.
1,000	July 2015 Calls @ $170.00	12,300

	Amazon.com, Inc.
1,000	July 2015 Calls @ $435.00	8,825

	Blackstone Group L.P.
5,000	September 2015 Calls @ $44.00	1,825

	Cogniznt Technology Solutions Corp.
2,500	July 2015 Calls @ $65.00	437

	Chevron Corp.
1,600	August 2015 Calls @ $105.00	312

	DryShips, Inc.
200,000	September 2015 Calls @ $2.00	4,000

	iShares MSCI Hong Kong
6,000	September 2015 Calls @ $25.00	900

	iShares MSCI Mexico Capped
2,500	September 2015 Calls @ $65.00	162

	iShares Nasdaq Biotechnology ETF
1,000	August 2015 Calls @ $415.00	975

	Gilead Sciences, Inc.
2,500	July 2015 Calls @ $110.00	19,375

	Google, Inc., Class A
500	September 2015 Calls @ $580.00	2,525

	Goldman Sachs Group, Inc.
700	July 2015 Calls @ $210.00	2,538

	Herbalife, Ltd.
7,500	August 2015 Calls @ $35.00	152,813

	Lumber Liquidators Holdings, Inc.
5,000	July 2015 Calls @ $21.00	5,250

	The Manitowoc Co.
7,500	September 2015 Calls @ $21.00	4,688

	Netflix, Inc.
2,000	July 2015 Calls @ $660.00	62,850

	PowerShares DB Energy ETF
30,600	July 2015 Calls @ $17.00	16,065

	Starbucks Corp.
6,000	August 2015 Calls @ $57.50	2,730

	Ship Finance International, Ltd.
15,000	August 2015 Calls @ $17.50	1,875

	Twitter, Inc.
5,000	July 2015 Calls @ $36.00	7,325

	Twitter, Inc.
5,000	September 2015 Calls @ $44.00	4,750

	United States Natural Gas
5,000	July 2015 Calls @ $16.00	75

	United States Natural Gas
15,000	July 2015 Calls @ $17.00	300

		$ 313,500
	Total (Premiums Received - $326,074)

		$ 573,790
	TOTAL WRITTEN OPTIONS (Premium Received - $40,473)

* Represents Non-Income Producing Security.

NOTES TO FINANCIAL STATEMENTS
Philadelphia Investment Partners New Generation Fund
1. SECURITY TRANSACTIONS

At June 30, 2015 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $12,424,931 amounted to $423,656 which consisted of aggregate gross unrealized appreciation of $1,454,652 and aggregate gross unrealized depreciation of $1,030,996.

2. SECURITY VALUATION

Common and Preferred Stocks.  Stocks represent shares of ownership in a company.  Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated.  After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis; profits may be paid out in dividends or reinvested in the company to help it grow.  Increases and decreases in earnings are usually reflected in a company’s stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities.  While most preferred stocks pay a dividend, the Fund purchases preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend.  Such investments would be made primarily for their capital appreciation potential.

ETF.  The Fund invests in shares of ETFs, which typically are designed to provide investment results corresponding to a securities (or commodities) index.  These may include Standard & Poor’s Depositary Receipts (“SPDRs”), DIAMONDS, Nasdaq-100 Index Tracking Stock (also referred to as “Nasdaq-100 Shares”) and iShares exchange-traded Fund (“iShares”), such as iShares Russell 2000 Growth Index Fund.  ETFs usually are units of beneficial interest in an investment trust or represent undivided ownership interests in a portfolio of securities, in each case with respect to a portfolio of all or substantially all of the component securities of, and in substantially the same weighting as, the relevant benchmark index.  The benchmark indices of SPDRs, DIAMONDS and Nasdaq-100 Shares are the Standard & Poor’s 500 Stock Index, the Dow Jones Industrial Average and the Nasdaq-100 Index, respectively.  The benchmark index for iShares varies, generally corresponding to the name of the particular iShares fund.  ETFs are designed to provide investment results that generally correspond to the price and yield performance of the component securities (or commodities) of the benchmark index.  ETFs are listed on an exchange and trade in the secondary market on a per-share basis.

Valuation Input of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$5,434,864	$0	$0	$5,434,864
Exchange Traded Funds	$4,658,003	$0	$0	$4,658,003
Real Estate Investment Trusts	$52,290	$0	$0	$52,290
Limited Partnership	$408,700	$0	$0	$408,700
Options	$437,710	$0	$0	$437,710
Cash Equivalents	$1,907,062	$0	$0	$1,907,062
Total	$12,898,629	$0	$0	$12,898,629

Valuation Input of Liabilities Sold Short	Level 1	Level 2	Level 3	Total
Common Stock	$804,780	$0	$0	$804,780
Exchange Traded Funds	$2,217,010	$0	$0	$2,217,010
Options	$573,790	$0	$0	$573,790
Total	$3,595,580	$0	$0	$3,595,580

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PHILADELPHIA INVESTMENT PARTNERS NEW GENERATION FUND

By: /s/  PETER C. ZEULI

Name:  Peter C. Zeuli

Title:    Trustee, Chief Executive Officer

and Chief Financial Officer

Date August 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/  PETER C. ZEULI

Name:  Peter C. Zeuli

Title:    Trustee, Chief Executive Officer

and Chief Financial Officer

Date August 28, 2015

* Print the name and title of each signing officer under his or her signature.